Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Registrant Name	PROG HOLDINGS, INC.
Entity Incorporation, State or Country Code	GA
Entity File Number	001-39628
Entity Tax Identification Number	85-2484385
Entity Address, Address Line One	256 W. Data Drive
Entity Address, City or Town	Draper,
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84020-2315
City Area Code	385
Local Phone Number	351-1369
Title of 12(b) Security	Common Stock, $0.50 Par Value
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Trading Symbol	PRG
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001808834